ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions						12 Months Ended
	Jan. 12, 2024	Sep. 28, 2023	Aug. 01, 2023	May 02, 2023	Jan. 04, 2023	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					$ 55
Cyxtera Core Data Center Portfolio
Disclosure of detailed information about business combination [line items]
Total consideration	$ 803
Percentage of voting equity interests acquired	29.00%
Gain recognised in bargain purchase transaction	$ 571
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	50
Property, plant and equipment recognised as of acquisition date	2,444
Identifiable intangible assets recognised as of acquisition date	288
Cyxtera Core Data Center Portfolio | Land and equipment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date	800
Cyxtera Core Data Center Portfolio | Remeasured lease assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date	1,300
Cyxtera Core Data Center Portfolio | Favourable lease assets
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date	300
Cyxtera Core Data Center Portfolio | BIPC Holdings
Disclosure of detailed information about business combination [line items]
Gain recognised in bargain purchase transaction	$ 200
Triton International Limited
Disclosure of detailed information about business combination [line items]
Total consideration		$ 1,156
Percentage of voting equity interests acquired		28.00%
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 49
Property, plant and equipment recognised as of acquisition date		8,811
Identifiable intangible assets recognised as of acquisition date		710
Non-controlling interest in acquiree recognised at acquisition date		$ 3,997
Triton International Limited | Customer-related intangible assets [member]
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		50 years
Triton International Limited | Brand names [member] | Bottom of range
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		10 years
Triton International Limited | Brand names [member] | Top of range
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		50 years
Triton International Limited | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration		$ 4,500
Triton International Limited, Preferred Equity Instruments
Disclosure of detailed information about business combination [line items]
Non-controlling interest in acquiree recognised at acquisition date		$ 641
Data4 Group
Disclosure of detailed information about business combination [line items]
Total consideration			$ 566
Percentage of voting equity interests acquired			19.00%
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			$ 24
Property, plant and equipment recognised as of acquisition date			35
Identifiable intangible assets recognised as of acquisition date			6
Non-controlling interest in acquiree recognised at acquisition date			2,482
Data4 Group | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration			$ 3,000
Brazilian regulated gas transmission operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional				15.00%
Additional payments for proportion of ownership interest in subsidiary				$ 35
Proportion of ownership interest in subsidiary				31.00%
Sertaneja Consortium
Disclosure of detailed information about business combination [line items]
Additional payments for proportion of ownership interest in subsidiary				$ 114
Proportion of ownership interest in subsidiary				100.00%
HomeServe PLC
Disclosure of detailed information about business combination [line items]
Total consideration					$ 1,200
Measurement period adjustments						$ 800
HomeServe PLC | Customer-related intangible assets [member] | Bottom of range
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill					10 years
HomeServe PLC | Customer-related intangible assets [member] | Top of range
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill					27 years
HomeServe PLC | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration					$ 4,900
HomeServe PLC, North America
Disclosure of detailed information about business combination [line items]
Ownership interest					26.00%
HomeServe PLC, Europe
Disclosure of detailed information about business combination [line items]
Ownership interest					25.00%
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Total consideration					$ 1,249
Property, plant and equipment recognised as of acquisition date					118
Identifiable intangible assets recognised as of acquisition date					2,827
Non-controlling interest in acquiree recognised at acquisition date					$ 3,655